Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129670
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	Investor Class
Trading Symbol	RPGRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - Investor Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2035 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,444	9,394	9,428
2015	9,663	9,895	9,736
2016	9,094	9,142	9,141
2016	9,769	10,022	9,848
2016	10,155	10,468	10,206
2016	10,094	10,717	10,208
2017	10,693	11,546	10,813
2017	11,176	11,795	11,177
2017	11,512	12,150	11,471
2017	11,986	13,104	12,111
2018	12,144	13,419	12,261
2018	12,135	13,572	12,335
2018	12,407	14,610	12,747
2018	11,890	13,828	12,124
2019	12,310	14,096	12,446
2019	12,320	13,911	12,323
2019	12,876	14,801	12,843
2019	13,403	15,970	13,583
2020	13,071	15,069	12,963
2020	13,050	15,505	12,961
2020	14,488	17,975	14,345
2020	15,284	19,008	15,144
2021	16,205	20,393	16,011
2021	17,165	22,314	17,137
2021	17,762	23,914	17,709
2021	17,463	24,014	17,461
2022	16,767	22,900	16,971
2022	15,750	21,492	16,097
2022	15,065	20,738	15,384
2022	15,407	21,420	15,799
2023	15,367	21,051	15,897
2023	15,671	21,929	16,186
2023	16,373	23,798	16,936
2023	16,525	24,121	17,089
2024	17,765	27,072	18,385
2024	18,297	27,978	18,894
2024	19,179	30,020	19,960
2024	19,663	32,439	20,411
2025	19,638	31,819	20,440
2025	19,826	31,648	20,830

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2035 Fund (Investor Class)	8.36%	8.72%	7.08%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	7.61

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 528,606,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,304,000
InvestmentCompanyPortfolioTurnover	29.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$528,606 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	43.8%
Domestic Bond Funds	24.7
International Equity Funds	18.8
International Bond Funds	8.5
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.2%
T. Rowe Price New Income Fund	10.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Growth Stock Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Equity Index 500 Fund	5.1
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Real Assets Fund	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129671
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	Advisor Class
Trading Symbol	PATVX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - Advisor Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2035 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,435	9,394	9,428
2015	9,646	9,895	9,736
2016	9,076	9,142	9,141
2016	9,742	10,022	9,848
2016	10,128	10,468	10,206
2016	10,058	10,717	10,208
2017	10,647	11,546	10,813
2017	11,119	11,795	11,177
2017	11,454	12,150	11,471
2017	11,908	13,104	12,111
2018	12,056	13,419	12,261
2018	12,038	13,572	12,335
2018	12,309	14,610	12,747
2018	11,785	13,828	12,124
2019	12,190	14,096	12,446
2019	12,199	13,911	12,323
2019	12,741	14,801	12,843
2019	13,254	15,970	13,583
2020	12,916	15,069	12,963
2020	12,896	15,505	12,961
2020	14,297	17,975	14,345
2020	15,074	19,008	15,144
2021	15,964	20,393	16,011
2021	16,912	22,314	17,137
2021	17,491	23,914	17,709
2021	17,175	24,014	17,461
2022	16,488	22,900	16,971
2022	15,475	21,492	16,097
2022	14,789	20,738	15,384
2022	15,115	21,420	15,799
2023	15,070	21,051	15,897
2023	15,368	21,929	16,186
2023	16,045	23,798	16,936
2023	16,171	24,121	17,089
2024	17,379	27,072	18,385
2024	17,887	27,978	18,894
2024	18,738	30,020	19,960
2024	19,199	32,439	20,411
2025	19,160	31,819	20,440
2025	19,332	31,648	20,830

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2035 Fund (Advisor Class)	8.07%	8.43%	6.81%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	7.61

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 528,606,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,304,000
InvestmentCompanyPortfolioTurnover	29.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$528,606 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	43.8%
Domestic Bond Funds	24.7
International Equity Funds	18.8
International Bond Funds	8.5
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.2%
T. Rowe Price New Income Fund	10.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Growth Stock Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Equity Index 500 Fund	5.1
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Real Assets Fund	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169046
Shareholder Report [Line Items]
Fund Name	Target 2035 Fund
Class Name	I Class
Trading Symbol	TPGPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2035 Fund - I Class	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2035 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, security selection within the underlying developed International Growth Equity Strategy, which outpaced its benchmark, had a favorable impact.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	498,079	496,422	497,800
5/31/16	535,062	544,231	536,298
8/31/16	556,676	568,440	555,843
11/30/16	553,314	581,943	555,940
2/28/17	586,663	626,947	588,866
5/31/17	612,604	640,512	608,697
8/31/17	631,560	659,747	624,704
11/30/17	657,501	711,555	659,557
2/28/18	666,682	728,662	667,722
5/31/18	666,166	736,982	671,754
8/31/18	681,634	793,335	694,196
11/30/18	653,276	750,879	660,298
2/28/19	676,914	765,454	677,807
5/31/19	677,460	755,379	671,107
8/31/19	708,576	803,727	699,431
11/30/19	737,508	867,195	739,731
2/29/20	719,816	818,289	705,956
5/31/20	719,248	841,972	705,828
8/31/20	798,279	976,058	781,221
11/30/20	842,628	1,032,167	824,747
2/28/21	893,313	1,107,368	871,978
5/31/21	947,276	1,211,696	933,269
8/31/21	980,709	1,298,577	964,451
11/30/21	964,286	1,304,032	950,900
2/28/22	925,817	1,243,505	924,230
5/31/22	870,353	1,167,058	876,618
8/31/22	833,174	1,126,100	837,792
11/30/22	852,068	1,163,163	860,392
2/28/23	850,364	1,143,118	865,731
5/31/23	867,837	1,190,804	881,482
8/31/23	907,314	1,292,283	922,338
11/30/23	915,727	1,309,822	930,648
2/29/24	984,486	1,470,073	1,001,272
5/31/24	1,014,623	1,519,264	1,028,966
8/31/24	1,064,182	1,630,142	1,086,997
11/30/24	1,091,641	1,761,518	1,111,591
2/28/25	1,090,177	1,727,827	1,113,166
5/31/25	1,101,323	1,718,566	1,134,379

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2035 Fund (I Class)	8.55%	8.89%	8.90%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	9.95	9.25

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 528,606,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,304,000
InvestmentCompanyPortfolioTurnover	29.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$528,606 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	43.8%
Domestic Bond Funds	24.7
International Equity Funds	18.8
International Bond Funds	8.5
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.2%
T. Rowe Price New Income Fund	10.0
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.6
T. Rowe Price Growth Stock Fund	9.6
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price International Value Equity Fund	5.8
T. Rowe Price Equity Index 500 Fund	5.1
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Real Assets Fund	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless